Goodwill - Additional Information (Details)	12 Months Ended
Dec. 31, 2016 USD ($)
Goodwill [Line Items]
Loss from impairment of goodwill	$ 6,659,691
Commodities Brokerage
Goodwill [Line Items]
Loss from impairment of goodwill	$ 6,659,691